CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ 2,963	$ (2,590)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,477	1,306
Increase in trade receivables, net	(3,167)	(1,579)
Increase in other accounts receivable and prepaid expenses	(38)	(114)
Increase (decrease) in inventories, net	(279)	352
Increase(decrease) in trade payables	462	(793)
Decrease (increase) in deferred tax	(418)	0
Increase (Decrease) in employees and payroll accruals	106	(264)
Increase (decrease) in accrued severance pay	0	23
Increase(decrease) in long-term loan and other debt	(1,643)	809
Increase (decrease) in accrued expenses and other liabilities	(413)	(559)
Net cash used in operating activities	(949)	(3,409)
Cash flows from investing activities:
Purchase of property and equipment	(611)	(1,041)
Decrease (Increase) in severance pay fund	0	(25)
Capitalization of software development costs	(574)	(684)
Net cash provided by (used in) investing activities	(1,185)	(1,750)
Cash flows from financing activities:
Issuance of share capital, net of issuance costs	2,753	2,201
Long-term debt, net	0	0
Related parties	(100)	(26)
Net cash provided by (used in) financing activities	2,653	2,175
Increase (decrease) in cash, cash equivalents and restricted cash	519	(2,984)
Cash, cash equivalents and restricted cash at the beginning of the year	5,577	4,505
Cash, cash equivalents and restricted cash at the end of the period	$ 6,096	$ 1,521